BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	7 Months Ended	12 Months Ended
	Jul. 29, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Jul. 31, 2018
Accounting Policies [Line Items]
Incremental charge to costs of sales related to uplift of inventory acquired		$ 35,200,000
Incremental depreciation charge		29,600,000
Marketing and advertising costs		10,600,000	$ 5,300,000	$ 5,800,000
Research and development costs		5,800,000	0	0
Merger, transaction and other related costs		30,072,000	396,000	198,000
Loss from discontinued operations		0	0	0
Gain on disposal of equity method investments		1,096,000	0	0
Impairment of property, plant and equipment		$ 0	$ 1,210,000	0
Number of properties impaired | property			3
Number of operating segments | segment		4
Number of reporting units | segment		4
Bank overdrafts		$ 9,395,000	$ 11,243,000
Contingent consideration		7,260,000	10,698,000	16,667,000
Other Unconsolidated affiliates
Accounting Policies [Line Items]
Gain from investments acquired		$ 7,670,000
Minimum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment		25 years
Definite-lived intangible assets useful life		3 years
Maximum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment		2 years
Definite-lived intangible assets useful life		15 years
Reclassification out of Accumulated Other Comprehensive Income
Accounting Policies [Line Items]
Pension losses reclassified to retained earnings		$ 15,500,000
Legacy Dole
Accounting Policies [Line Items]
Impairment recognized upon the Acquisition	$ 122,926,000	122,926,000	0	0
Gain on preexisting contractual arrangements with Legacy Dole		93,000,000	0	0
Gain from investments acquired		4,023,000	0	0
Gain on release of deferred tax reserves attributable to Legacy Dole		20,124,000	0	0
Gain on release of Legacy Dole indemnities		4,403,000	$ 0	$ 0
Gain on release of cumulative equity reserves attributable to Legacy Dole		$ 1,376,000
Legacy Dole | Total Produce
Accounting Policies [Line Items]
Ownership percentage		45.00%	45.00%		45.00%